CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Revenues	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Operating Expenses
Research and development	220,995	87,436	545,412	193,806	1,135,513	1,219,515
Research and development - related party	398,845	329,753	611,203	402,629
General and administrative	397,338	79,100	633,305	127,853	319,857	447,264
Total Operating Expenses	1,017,178	496,289	1,789,920	724,288	1,455,370	1,666,779
Operating Loss	(1,017,178)	(496,289)	(1,789,920)	(724,288)	(1,455,370)	(1,666,779)
Other (Expense) Income
Interest Expense	0	(362,001)	0	(396,534)	(681,780)	(8,633)
Change in Fair Value of Derivative Liability	31,100	54,300	(16,400)	64,500	353,500	13,500
Total Other Income (Expense)	31,100	(307,701)	(16,400)	(332,034)
Net Loss	$ (986,078)	$ (803,990)	$ (1,806,320)	$ (1,056,322)	$ (1,783,650)	$ (1,661,912)
Net Loss Per Share - Basic and Diluted (in dollars per share)	$ (0.05)	$ (0.06)	$ (0.10)	$ (0.08)	$ (0.14)	$ (0.14)
Weighted average common shares outstanding, basic and diluted (in shares)	20,228,764	12,763,818	18,774,759	12,763,818	13,168,636	12,067,243